Cumulative Allowance and the Provision for Changes in Expected Cash Flows from Financial Royalty Assets - Schedule of Cumulative Allowance for Changes in Expected Cash Flows (Detail) - USD ($)
$ in Thousands
		3 Months Ended	12 Months Ended
	Aug. 07, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance		$ (1,263,824)	$ (868,418)	$ (1,982,897)	$ (2,045,868)
Increases to the cumulative allowance for changes in expected cash flows from financial royalty assets		(283,617)
Increases to the cumulative allowance for changes in expected cash flows from financial royalty assets			(645,612)	(322,717)	(284,214)
Decreases to the cumulative allowance for changes in expected cash flows from financial royalty assets			25,174	1,342,038	341,548
Decreases to the cumulative allowance for changes in expected cash flows from financial royalty assets		27,296	570,959
Reversal of cumulative allowance (a)			2,964	95,158	5,637
Current period provision for credit losses		(35,941)	(156,186)
Ending balance		(1,556,086)	(1,263,824)	(868,418)	$ (1,982,897)
Cumulative allowance for credit losses		(359,658)	(323,717)
Writeoff related to financial royalty asset			90,200
Funding Agreement With Biohaven Pharmaceuticals
Financing Receivable, Allowance for Credit Loss [Line Items]
Purchase commitment, additional payments	$ 100,000	$ 100,000	100,000
Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable, Allowance for Credit Loss [Line Items]
Beginning balance			$ (192,705)
Ending balance				$ (192,705)